Financial Instruments - Financing receivables and net investment in financing lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Financing Receivable, Recorded Investment [Line Items]
Advances/shareholder loans to joint ventures	$ 7,511	$ 4,153	$ 8,600
Net investment in financing lease	269,288	274,257
Allowance for expected credit losses	0	0
Payment activity [Member] | Performing Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances/shareholder loans to joint ventures	7,511	4,153
Net investment in financing lease	$ 269,288	$ 274,257